Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Accrued termination and cancellation charges	$ 0	$ 0
Royalty payment due	$ 0	$ 0